Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement of previously issued balance sheet - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 22, 2020	Jun. 30, 2020
Condensed Balance Sheet Statements, Captions [Line Items]
Warrant Liabilities	$ 14,465,458		$ 6,038,351
Deferred underwriting fee	329,713		329,713
Total Liabilities	16,808,020		8,246,054
Redeemable Convertible Preferred Stock, Carrying Value	78,701,570		88,013,840
Additional Paid in Capital	12,729,166		3,579,954
Accumulated earnings (deficit)	(7,729,664)		1,419,645
Total Stockholders' Equity	5,000,002	$ 5,000,010	5,000,005			$ 0
Class A Common Stock [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock value	250		156
Total Stockholders' Equity			156			0
Common Class B [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock value	$ 250		250
Total Stockholders' Equity			250			$ 0
As Reported [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Deferred underwriting fee			1,847,788	$ 1,846,265	$ 1,848,103
Total Liabilities			2,095,733	1,966,737	2,177,082
Redeemable Convertible Preferred Stock, Carrying Value			94,164,160	94,358,060	94,394,110
Additional Paid in Capital			5,232,995	5,040,582	5,002,694
Accumulated earnings (deficit)			(233,333)	(40,952)	(3,066)
Total Stockholders' Equity			5,000,006	5,000,010	5,000,008
As Reported [Member] | Class A Common Stock [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock value			94	92	92
As Reported [Member] | Common Class B [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock value			250	288	288
Adjustments [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Warrant Liabilities			6,038,351	7,790,373	8,008,352
Deferred underwriting fee			111,970	140,937	142,642
Total Liabilities			6,150,321	7,931,310	8,150,994
Redeemable Convertible Preferred Stock, Carrying Value			(6,150,321)	(7,931,310)	(8,150,990)
Additional Paid in Capital			(1,653,041)	98,964	316,937
Accumulated earnings (deficit)			1,652,978	(99,044)	(317,023)
Total Stockholders' Equity			(1)		(4)
Adjustments [Member] | Class A Common Stock [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock value			62	80	82
Adjustments [Member] | Common Class B [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock value				288	288
As Adjusted [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Warrant Liabilities			6,038,351	7,790,373	8,008,352
Deferred underwriting fee			1,959,758	1,987,202	1,990,745
Total Liabilities			8,246,054	9,898,047	10,328,076
Redeemable Convertible Preferred Stock, Carrying Value			88,013,840	86,426,750	86,243,120
Additional Paid in Capital			3,579,954	5,139,546	5,319,631
Accumulated earnings (deficit)			1,419,645	(139,996)	(320,089)
Total Stockholders' Equity			5,000,005	5,000,010	5,000,004
As Adjusted [Member] | Class A Common Stock [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock value			156	$ 172	$ 174
As Adjusted [Member] | Common Class B [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock value			$ 250